Stockholder’s Deficit	3 Months Ended	4 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
Stockholder’s Deficit

4.	STOCKHOLDER’S DEFICIT

Authorized Capital Stock

As of March 31, 2026, the Company was incorporated in the State of Delaware and authorized to issue up to 1,000,000,000   shares of common stock with a par value of $0.0001 per share, resulting in a total authorized par value of $100,000. On September 5, 2025, Andrew Karos, the Chief Executive Officer of Boost Run Inc., was issued one share of common stock for $0 in connection with the Company’s formation.

Equity-Based Compensation and Dividends

As of March 31, 2026, no equity-based compensation plans or dividend distributions have been authorized or declared.

4.	STOCKHOLDER’S DEFICIT

Authorized Capital Stock

As of December 31, 2025, the Company was incorporated in the State of Delaware and authorized to issue up to 1,000,000,000 shares of common stock with a par value of $0.0001 per share, resulting in a total authorized par value of $100,000. On September 5, 2025, Andrew Karos, the Chief Executive Officer of Boost Run Inc., was issued one share of common stock for $0 in connection with the Company’s formation.

Equity-Based Compensation and Dividends

As of December 31, 2025, no equity-based compensation plans or dividend distributions have been authorized or declared.